Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 13	$ 191
Due from related parties	(22)	(78)
Other assets	3	3
Accounts payable	(2)	7
Accrued liabilities	18	(89)
Due to related parties	(78)	(49)
Accrued interest	(3)	(6)
Long-term accounts payable and other liabilities	(5)	(2)
Post-retirement and post-employment benefit liability	26	86
Changes in non-cash balances related to operations, Total	(50)	63
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(1,441)	(1,482)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	30	26
Cash outflow for capital expenditures – property, plant and equipment	(1,411)	(1,456)
Capital investments in intangible assets	(121)	(74)
Capital Investments	(1,562)	(1,556)
Net change in accruals included in capital investments in intangible assets	1	(6)
Net Change In Accruals Included In Capital Investments	31	20
Cash outflow for capital expenditures – intangible assets	(120)	(80)
Cash outflow for capital expenditures	(1,531)	(1,536)
Net interest paid	458	452
Income taxes paid	$ 15	$ 11